FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Trading Account Assets Member EUR (€)		Dec. 31, 2010 Trading Account Assets Member EUR (€)		Dec. 31, 2011 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)		Dec. 31, 2011 Trading Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Trading Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Derivatives Net Level 3 [Member] EUR (€)		Dec. 31, 2010 Derivatives Net Level 3 [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2010 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)		Dec. 31, 2011 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2011 Deposits At Fair Value Level 3 [Member] EUR (€)		Dec. 31, 2010 Deposits At Fair Value Level 3 [Member] EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																																																						€ 3,767,624,000	€ 6,398,767,000	[1]	€ 3,771,226,000	€ 6,399,000,000	[1]
Held to maturity securities																																																																						1,002,202,000	3,598,285,000	[1]	963,301,000	2,620,525,000	[1]
Loans at amortized cost, net of allowance																																																																						69,174,975,000	75,303,928,000	[1]	69,050,417,000	75,220,207,000	[1]
Financial Liabilities:
Deposits at amortized cost																																																																						89,795,575,000	92,654,725,000	[1]	89,807,018,000	92,641,905,000	[1]
Other borrowed funds																																																																						925,971,000	1,111,663,000	[1]	920,699,000	1,109,408,000	[1]
Long-term debt at amortized cost																																																																						1,878,074,000	2,544,850,000	[1]	1,838,635,000	2,669,250,000	[1]
Assets
Trading assets																																																						198,857,000		1,106,670,000	[1]	2,472,853,000		1,641,790,000	[1]	292,378,000		36,862,000	[1]	2,964,088,000		2,785,322,000	[1]
Greek government bonds																																																						0		0	[1]	0		797,377,000	[1]	259,233,000		0	[1]	259,233,000		797,377,000	[1]
Debt securities issued by other governments and public entities																																																						176,932,000		128,347,000	[1]	42,875,000		48,986,000	[1]	0		0	[1]	219,807,000		177,333,000	[1]
Debt securities issued by Greek financial institutions																																																						0		0	[1]	44,025,000		299,962,000	[1]	370,000		79,000	[1]	44,395,000		300,041,000	[1]
Debt securities issued by foreign financial institutions																																																						0		1,000,000	[1]	77,251,000		361,062,000	[1]	32,775,000		36,783,000	[1]	110,026,000		398,845,000	[1]
Corporate debt securities issued by Greek companies																																																						0		0	[1]	10,876,000		16,956,000	[1]	0		0	[1]	10,876,000		16,956,000	[1]
Corporate debt securities issued by foreign companies																																																						0		0	[1]	5,547,000		110,448,000	[1]	0		0	[1]	5,547,000		110,448,000	[1]
Equity securities issued by Greek companies																																																						7,767,000		6,082,000	[1]	0		0	[1]	0		0	[1]	7,767,000		6,082,000	[1]
Equity securities issued by foreign companies																																																						8,750,000		10,272,000	[1]	0		0	[1]	0		0	[1]	8,750,000		10,272,000	[1]
Mutual fund units																																																						5,408,000		19,854,000	[1]	0		0	[1]	0		0	[1]	5,408,000		19,854,000	[1]
Greek treasury bills																																																						0		934,552,000	[1]	2,268,222,000		0	[1]	0		0	[1]	2,268,222,000		934,552,000	[1]
Foreign treasury bills																																																						0		6,563,000	[1]	24,057,000		6,999,000	[1]	0		0	[1]	24,057,000		13,562,000	[1]
Derivative assets	4,770,426,000	3,605,965,000	1,634,270,000	[2]																																																		9,349,000		3,448,000	[1]	3,523,423,000		1,592,588,000	[1]	73,193,000		38,234,000	[1]	3,605,965,000		1,634,270,000	[1]
Available-for-sale securities																																																						3,272,302,000		4,169,976,000	[1]	1,425,813,000		9,326,970,000	[1]	3,873,609,000		191,564,000	[1]	8,571,724,000		13,688,510,000	[1]
Greek government bonds																																																						0		0	[1]	0		6,583,084,000	[1]	3,697,378,000		72,980,000	[1]	3,697,378,000		6,656,064,000	[1]
Debt securities issued by other governments and public entities																																																						2,706,134,000		3,359,284,000	[1]	347,617,000		401,422,000	[1]	0		0	[1]	3,053,751,000		3,760,706,000	[1]
Corporate debt securities issued by companies incorporated in Greece																																																						0		0	[1]	365,645,000		824,442,000	[1]	94,881,000		14,346,000	[1]	460,526,000		838,788,000	[1]
Corporate debt securities issued by companies incorporated outside Greece																																																						16,469,000		27,016,000	[1]	557,063,000		1,291,038,000	[1]	81,350,000		104,238,000	[1]	654,882,000		1,422,292,000	[1]
Equity securities issued by companies incorporated in Greece																																																						57,620,000		138,480,000	[1]	0		8,016,000	[1]	0		0	[1]	57,620,000		146,496,000	[1]
Equity securities issued by companies incorporated outside Greece																																																						44,343,000		145,850,000	[1]	612,000		648,000	[1]	0		0	[1]	44,955,000		146,498,000	[1]
Mutual Fund units																																																						422,162,000		499,346,000	[1]	0		0	[1]	0		0	[1]	422,162,000		499,346,000	[1]
Foreign treasury bills																																																						25,574,000		0	[1]	154,876,000		218,320,000	[1]	0				180,450,000		218,320,000	[1]
Loans at fair value																																																						0	[3]	0	[1],[3]	277,247,000	[3]	559,107,000	[1],[3]	0	[3]	0	[1],[3]	277,247,000	[3]	559,107,000	[1],[3]
Other assets																																																						137,190,000		200,009,000	[1]	21,829,000		33,567,000	[1]	9,341,000		0	[1]	168,360,000		233,576,000	[1]
Total Assets																																																						3,617,698,000		5,480,103,000	[1]	7,721,165,000		13,154,022,000	[1]	4,248,521,000		266,660,000	[1]	15,587,384,000		18,900,785,000	[1]
Liabilities
Deposits at fair value																																																						0	[4]	0	[1],[4]	1,779,727,000	[4]	1,240,133,000	[1],[4]	0	[4]	623,000	[1],[4]	1,779,727,000	[4]	1,240,756,000	[1],[4]
Derivative liabilities																																																						8,371,000		10,214,000	[1]	4,301,180,000		1,760,160,000	[1]	10,937,000		12,096,000	[1]	4,320,488,000		1,782,470,000	[1]
Accounts payable, accured expenses and other liabilities (Securities short position)																																																						5,009,000				0				0				5,009,000
Long-term debt at fair value																																																						0	[3]	0	[1],[3]	1,059,297,000	[3]	1,261,100,000	[1],[3]	0	[3]	0	[1],[3]	1,059,297,000	[3]	1,261,100,000	[1],[3]
Total Liabilities																																																						13,380,000		10,214,000	[1]	7,140,204,000		4,261,393,000	[1]	10,937,000		12,719,000	[1]	7,164,521,000		4,284,326,000	[1]
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year					36,862,000	[1]	63,117,000	[1]	0	[1]	8,766,000	[1]	79,000	[1]	0	[1]	36,783,000	[1]	53,689,000	[1]	0	[1]	662,000	[1]	26,138,000	[1]	28,309,000	[1]	191,564,000	[1]	578,402,000	[1]	72,980,000	[1]	146,230,000	[1]	0	[1]	328,074,000	[1]	14,346,000	[1]	14,886,000	[1]	104,238,000	[1]	89,212,000	[1]	0	623,000	[1]	4,893,000	[1]
Gain / (losses) included in earnings					(4,053,000)		(6,921,000)	[1]	0		0	[1]	(45,000)		(57,000)	[1]	(4,008,000)		(6,906,000)	[1]	0		42,000	[1]	4,242,000		38,415,000	[1]	(12,875,000)		(14,015,000)	[1]	(12,884,000)		3,000	[1]	0		(15,360,000)	[1]	0		9,000	[1]	9,000		1,333,000	[1]	0	114,000		241,000	[1]
Gain/(losses) included in OCI					0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	(46,274,000)		(48,000)	[1]	(23,766,000)		(29,470,000)	[1]	0		5,573,000	[1]	389,000		(549,000)	[1]	(22,897,000)		24,398,000	[1]	0	0		0	[1]
Purchases, issuances, and settlements							(10,568,000)	[1]			0	[1]			136,000	[1]			(10,000,000)	[1]			(704,000)	[1]			(28,534,000)	[1]			(294,348,000)	[1]			1,027,000	[1]			(284,670,000)	[1]			0	[1]			(10,705,000)	[1]				(4,511,000)	[1]
Purchases					0				0				0				0				0				2,994,000				0				0				0				0				0				9,341,000	0
Settlements					0				0				0				0				0				(13,136,000)				0				0				0				0				0				0	(737,000)
Transfer into/(out of) level 3					259,569,000		(8,766,000)	[1]	259,233,000		(8,766,000)	[1]	336,000		0	[1]	0		0	[1]	0		0	[1]	42,018,000		(12,052,000)	[1]	3,741,194,000		(78,427,000)	[1]	3,661,048,000		(44,810,000)	[1]	0		(33,617,000)	[1]	80,146,000		0	[1]	0		0	[1]	0	0		0	[1]
Balance at end of year					292,378,000		36,862,000	[1]	259,233,000		0	[1]	370,000		79,000	[1]	32,775,000		36,783,000	[1]	0		0	[1]	62,256,000		26,138,000	[1]	3,873,609,000		191,564,000	[1]	3,697,378,000		72,980,000	[1]	0		0	[1]	94,881,000		14,346,000	[1]	81,350,000		104,238,000	[1]	9,341,000	0		623,000	[1]
Fair Value transfers from Level 1 to Level 2
Trading assets, Greek government bonds transferred from Level 1 to Level 2			6,300,000
Available-sale-securities, Greek government bonds transferred from Level 1 to Level 2			5,600,400,000
Fair Market Value Discount Rate	12.00%	12.00%
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		27,000	381,000
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		0	(7,578,000)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		2,232,000	37,329,000
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		€ 114,000	€ 10,000

[1]	As restated
[2]	As restated. See Note 43 for more information.
[3]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
[4]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).